CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,877)	$ (136,867)	$ (129,294)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization	9,023	8,567	2,746
Capital loss from sale of property and equipment	0	0	76
Share-based compensation	100,186	104,920	73,529
Change in accrued interest on revolving credit facility	0	0	(16)
Changes in operating assets and liabilities:
Accounts receivable, net	(4,685)	(4,717)	(4,598)
Prepaid expenses and other assets	11,840	6,490	(13,335)
Accounts payable	17,397	(16,072)	(2,040)
Accrued expenses and other liabilities	14,588	326	24,915
Deferred revenue	68,932	64,491	64,372
Net cash provided by operating activities	215,404	27,138	16,355
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(7,901)	(16,003)	(11,578)
Capitalized software development costs	(2,558)	(2,998)	(2,180)
Proceeds from sale of property and equipment	0	0	129
Changes in short-term deposits	0	0	10,000
Net cash used in investing activities	(10,459)	(19,001)	(3,629)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of share options and employee share purchase plan	21,243	12,181	5,249
Proceeds from initial public offering and concurrent private placement, net of underwriting discounts and other issuance costs	0	0	735,856
Receipt (payment) of tax advance relating to exercises of share options and Restricted share units, net	4,046	(21,152)	22,258
Repayment of revolving credit facility	0	0	(21,000)
Capital lease payments	0	(84)	(91)
Net cash provided by (used in) financing activities	25,289	(9,055)	742,272
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS	230,234	(918)	754,998
CASH, CASH EQUIVALENTS - Beginning of year	885,894	886,812	131,814
CASH, CASH EQUIVALENTS - End of year	1,116,128	885,894	886,812
SUPPLEMENTAL DISCLOSURE:
Cash paid for taxes	7,560	5,909	3,298
Cash paid for interest	25	62	421
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Non-cash purchases of property and equipment	105	205	92
Capitalized share-based compensation costs	1,997	1,934	1,522
Right-of-use asset recognized with corresponding lease liability	$ 93	$ 97,289	$ 0